Finance Lease Liabilities (Details) - Schedule of financing lease liabilities for reporting purposes - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of financing lease liabilities for reporting purposes [Abstract]
Long-term portion of finance lease liabilities	$ 417,474	$ 442,670
Current maturities of finance lease liabilities	61,362	59,098
Total	$ 478,836	$ 501,768